Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (107,477)	$ (706)	$ (694,784)	$ (179,858)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	99		209
Amortization of discount on convertible note	12,329		27,535
Change in fair market value of derivative liabilities	(11,180)		(10,000)
Stock based compensation	75,500		419,450	117,800
Reclass from comprehensive gain to gain	1,900
Change in operating assets and liabilities:
Increase in prepaid expenses				(5,000)
Increase in accounts receivable	(3,126)	41	(56,684)	(1,142)
Increase in accounts payable and accrued expenses	4,558	912	69,743
Net cash used in operating activities	(27,397)	258	(244,531)	(68,200)
Cash flows from investing activities:
Purchase of computer equipment	(1,929)		(1,188)
Payment of patent cost			(5,650)
Net cash used in investing activities	(1,929)		(6,838)
Cash flows from financing activities:
Increase in amounts due shareholders	1,701
Proceeds from sale of common stock			255,000	15,500
Proceeds from issuance of convertible note			50,000
Advances from (repayments to) stockholder			(13,748)	56,584
Issuance of notes payable related party				5,050
Repayments on notes payable, related party				(8,350)
Net cash provided by financing activities	1,701		291,252	68,784
Net (decrease) increase in cash and cash equivalents	(27,625)	258	39,883	584
Cash and cash equivalents, beginning	40,618	735	735	151
Cash and cash equivalents, ending	12,993	12,993	40,618	735
Cash paid for interest
Cash paid for income taxes
Schedule of Non-Cash Investing and Financing Activities
Issuance of common stock for prepaid consulting fees			50,000
Patent costs included in accounts payable			1,850
Issuance of common stock for parent rights			25,000
Issuance of common stock for customer assignment agreement			$ 125,000